Label	Element	Value
Risk/Return:	dvt_RiskReturn1Abstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Registrant Name	dei_EntityRegistrantName	DELAWARE VIP TRUST
Central Index Key	dei_EntityCentralIndexKey	0000814230
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 04, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 04, 2019
Prospectus Date	rr_ProspectusDate	Oct. 04, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Standard Class | Delaware VIP Covered Call Strategy Series
Risk/Return:	dvt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware VIP® Covered Call Strategy Series
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Covered Call Strategy Series seeks long-term capital appreciation.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Predecessor Series’ (defined below) portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests in a portfolio of equity securities and writes (sells) call options on those securities. Under normal circumstances, the Series writes (sells) call options on at least 80% of the Series’ total assets (80% policy). The Series normally writes (sells) covered call options listed on US exchanges on the equity securities held by the Series to seek to lower the overall volatility of the Series’ portfolio, protect the Series from market declines and generate income. The call options written (sold) by the Series will generally have an exercise price that is above the market price of the underlying security at the time the option is written (sold). The Series’ equity investments consist primarily of common stocks of large-size US companies (companies over $10 billion in market capitalization), certain of which may pay dividends, and US dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (ADRs)) traded on US securities exchanges. To a lesser extent, the Series may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (ETFs) that track certain market indices, such as the S&P 500. The nature of the Series is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Series seeks to reduce losses relative to equity markets during periods of declining equity prices.

A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Series, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period. Covered call options may be sold up to the number of shares of the equity securities held by the Series.

In selecting investments, Ziegler Capital Management, LLC (ZCM), the Series’ sub-advisor, considers the following, among other criteria: a) companies in an industry with a large market share or significant revenues that fit the Series’ investment strategy; b) companies with new products or new management to replace underperforming management; c) recent or anticipated fundamental improvements in industry environment; and d) companies that are out of favor. Call options written by the Series are designed to create income, lower the overall volatility of the Series’ portfolio and mitigate the impact of market declines. ZCM considers several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums. Premiums received for a call option the Series writes will be treated as a short-term capital gain if the option expires.

The Series may sell a security based on the following, among other criteria: a) an actual or anticipated significant decline in an issuer’s profitability and/or a significant negative outlook from management; b) a large appreciation in the stock price that leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; or d) an industry-wide decrease in demand for an issuer’s products or services. ZCM writes call options based upon its outlook on the economy and stock market and analysis of individual stocks, which can impact the exercise price and expiration of a call option. Generally, higher implied volatility will lead to longer expirations, locking in potentially higher call premiums, whereas lower implied volatility will tend to lead to shorter-dated options. The writing of covered call options may result in frequent trading and a high portfolio turnover rate.

Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series invests in a portfolio of equity securities and writes (sells) call options on those securities.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or a change in interest rates. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling investments to meet redemptions.

Call options risk — Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, the Series will give up the opportunity to benefit from potential increases in the value of a Series asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose the Series to significant additional costs.  Derivatives may be difficult to sell, unwind or value.

Dividend risk — At times, the Series may not be able to identify attractive dividend-paying stocks. The income received by the Series will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Series’ ability to pay dividends and its share price.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Exchange-traded funds risk — The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ operating expenses may be higher and performance may be lower.

High portfolio turnover and frequent trading risk — High portfolio turnover could increase the Series’ transaction costs and negatively impact performance.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Sector risk — The Series may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. The Series may be significantly invested in the information technology sector, meaning that the value of its shares may be particularly vulnerable to factors affecting that sector, such as intense competition, government regulation and potentially rapid product obsolescence. Companies in this sector also are heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

American depositary receipts risk — ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity, more volatility, different governmental regulations, and the potential for political and economic instability.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Covered Call Strategy Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series has adopted the performance of the First Investors Life Series Covered Call Strategy Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Series from year to year and shows how the Predecessor Series’ average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Predecessor Series. The returns of the Series will be different from the returns of the Predecessor Series as they have different expenses.

Updated performance information is available by calling 800 523-1918 or by visiting our website at delawarefunds.com/dcio/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/dcio/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Series’ highest quarterly return was 5.79% for the quarter ended Sept. 30, 2018, and its lowest quarterly return was -12.71% for the quarter ended Dec. 31, 2018.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.71%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Standard Class | Delaware VIP Covered Call Strategy Series | CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(4.77%)
Life of Series	rr_AverageAnnualReturnSinceInception	5.35%
Standard Class | Delaware VIP Covered Call Strategy Series | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(4.38%)
Life of Series	rr_AverageAnnualReturnSinceInception	9.74%
Standard Class | Delaware VIP Covered Call Strategy Series | Standard
Risk/Return:	dvt_RiskReturn1Abstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual series operating expenses	rr_ExpensesOverAssets	1.12%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	311
5 year	rr_ExpenseExampleYear05	573
10 years	rr_ExpenseExampleYear10	$ 1,323
Annual Return 2017	rr_AnnualReturn2017	11.07%
Annual Return 2018	rr_AnnualReturn2018	(9.99%)
1 year	rr_AverageAnnualReturnYear01	(9.99%)
Life of Series	rr_AverageAnnualReturnSinceInception	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2016
Standard Class | Delaware VIP Fund for Income Series
Risk/Return:	dvt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware VIP® Fund for Income Series
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Fund for Income Series seeks high current income.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Predecessor Series’ (defined below) portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series primarily invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s Financial Services LLC as well as unrated bonds that are determined by the Series’ Manager to be of equivalent quality. High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). The Series may also invest in other high yield debt securities, such as assignments of syndicated bank loans (also known as “floating rate loans”). While the Series does not impose any maturity or duration limits on its investments, the Manager expects that the majority of the Series’ investments will be in bonds maturing in 10 years or less.

Although the Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. It may also decide to continue to hold a bond (or related securities) after its issuer defaults or is subject to a bankruptcy. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series primarily invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Market risk — The floating rate loan, high yield loan and bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Floating rate securities may be less sensitive than fixed-rate instruments to interest rate changes, but they could remain sensitive over the short-term to interest rate changes. The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Floating rate loan risk — The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the Series’ ability to timely honor redemptions. In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value. The Series’ access to collateral may also be limited by bankruptcy or other insolvency laws. Although senior loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries. If a floating rate loan is acquired through an assignment, the Series may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. High yield floating rate loans usually are more credit sensitive. Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, such as the Series, therefore, may not be entitled to rely on the anti-fraud protections of the federal securities laws. Floating rate loans which reference the London interbank offered rate (LIBOR) may be adversely affected by potential changes related to the use of LIBOR. While some floating rate loans may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such “fallback provisions” and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of floating rate loans which reference LIBOR, especially those that do not have fallback provisions.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements. High yield securities and loans tend to be less liquid. Floating rate loans generally are subject to legal or contractual restrictions on resale and may trade infrequently. Assignments of bank loans and bonds also may be less liquid at times because of potential delays in the settlement process or restrictions on resale.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Fund for Income Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series has adopted the performance of the First Investors Life Series Fund For Income (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Series from year to year and shows how the Predecessor Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Predecessor Series. The returns of the Series will be different from the returns of the Predecessor Series as they have different expenses.

Updated performance information is available by calling 800 523-1918 or by visiting our website at delawarefunds.com/dcio/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/dcio/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Series’ highest quarterly return was 15.22% for the quarter ended June 30, 2009, and its lowest quarterly return was -5.37% for the quarter ended Sept. 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.37%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Standard Class | Delaware VIP Fund for Income Series | ICE BofAML US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	(2.27%)	[2]
5 years	rr_AverageAnnualReturnYear05	3.83%	[2]
10 years	rr_AverageAnnualReturnYear10	11.02%	[2]
Standard Class | Delaware VIP Fund for Income Series | ICE BofAML BB-B US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(2.04%)	[2]
5 years	rr_AverageAnnualReturnYear05	3.87%	[2]
10 years	rr_AverageAnnualReturnYear10	9.98%	[2]
Standard Class | Delaware VIP Fund for Income Series | Standard
Risk/Return:	dvt_RiskReturn1Abstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual series operating expenses	rr_ExpensesOverAssets	0.85%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.83%
1 year	rr_ExpenseExampleYear01	$ 85
3 years	rr_ExpenseExampleYear03	267
5 year	rr_ExpenseExampleYear05	467
10 years	rr_ExpenseExampleYear10	$ 1,045
Annual Return 2009	rr_AnnualReturn2009	35.15%
Annual Return 2010	rr_AnnualReturn2010	13.71%
Annual Return 2011	rr_AnnualReturn2011	5.66%
Annual Return 2012	rr_AnnualReturn2012	13.51%
Annual Return 2013	rr_AnnualReturn2013	6.88%
Annual Return 2014	rr_AnnualReturn2014	0.79%
Annual Return 2015	rr_AnnualReturn2015	(1.85%)
Annual Return 2016	rr_AnnualReturn2016	11.12%
Annual Return 2017	rr_AnnualReturn2017	6.82%
Annual Return 2018	rr_AnnualReturn2018	(2.58%)
1 year	rr_AverageAnnualReturnYear01	(2.58%)
5 years	rr_AverageAnnualReturnYear05	2.73%
10 years	rr_AverageAnnualReturnYear10	8.46%
Standard Class | Delaware VIP Growth Equity Series
Risk/Return:	dvt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware VIP® Growth Equity Series
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Growth Equity Series seeks long-term growth of capital.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Predecessor Series’ (defined below) portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests in a portfolio of approximately 40-45 common stocks that the Series’ sub-advisor, Smith Asset Management Group, L.P. (Smith), believe offers the best potential for earnings growth with the lowest risk of negative earnings surprises.

Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith uses risk control and valuation screens primarily based on valuation, financial quality, stock volatility and corporate governance, to eliminate stocks that are highly volatile or are more likely to underperform the market. The Series will generally invest primarily in US companies.

Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80-100 eligible companies that Smith believes have a high probability of earnings growth that exceeds investor expectations. The analysis includes an evaluation of changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices. Smith then constructs the Series’ portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.

Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout. Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series invests in a portfolio of approximately 40-45 common stocks that the Series’ sub-advisor, Smith Asset Management Group, L.P. (Smith), believe offers the best potential for earnings growth with the lowest risk of negative earnings surprises.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

Growth stock risk — The Series’ focus on growth stocks increases the potential volatility of its share price. If expectations are not met, the prices of these stocks may decline significantly.

Focused portfolio risk — Because the Series generally invests in a limited portfolio of only 40 to 45 stocks, its performance may be more volatile than other funds whose portfolios may contain a larger number of securities.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Sector risk — The Series may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. To the extent the Series invests significantly in the information technology sector, the value of the Series’ shares may be particularly vulnerable to factors affecting that sector, such as intense competition and potentially rapid product obsolescence. Companies in this sector also are heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

The Series investment manager, Delaware Management Company (Manager), is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Growth Equity Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series has adopted the performance of the First Investors Life Series Select Growth Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Series from year to year and shows how the Predecessor Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Predecessor Series. The returns of the Series will be different from the returns of the Predecessor Series as they have different expenses.

Updated performance information is available by calling 800 523-1918 or by visiting our website at delawarefunds.com/dcio/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/dcio/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Series’ highest quarterly return was 15.08% for the quarter ended March 31, 2012, and its lowest quarterly return was -15.78% for the quarter ended Dec. 31, 2018.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Standard Class | Delaware VIP Growth Equity Series | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(1.51%)	[4]
5 years	rr_AverageAnnualReturnYear05	10.40%	[4]
10 years	rr_AverageAnnualReturnYear10	15.29%	[4]
Standard Class | Delaware VIP Growth Equity Series | Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(2.12%)	[4]
5 years	rr_AverageAnnualReturnYear05	9.99%	[4]
10 years	rr_AverageAnnualReturnYear10	15.15%	[4]
Standard Class | Delaware VIP Growth Equity Series | Standard
Risk/Return:	dvt_RiskReturn1Abstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual series operating expenses	rr_ExpensesOverAssets	0.76%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.76%
1 year	rr_ExpenseExampleYear01	$ 78
3 years	rr_ExpenseExampleYear03	243
5 year	rr_ExpenseExampleYear05	422
10 years	rr_ExpenseExampleYear10	$ 942
Annual Return 2009	rr_AnnualReturn2009	9.90%
Annual Return 2010	rr_AnnualReturn2010	21.10%
Annual Return 2011	rr_AnnualReturn2011	5.25%
Annual Return 2012	rr_AnnualReturn2012	13.30%
Annual Return 2013	rr_AnnualReturn2013	33.15%
Annual Return 2014	rr_AnnualReturn2014	13.53%
Annual Return 2015	rr_AnnualReturn2015	3.21%
Annual Return 2016	rr_AnnualReturn2016	4.04%
Annual Return 2017	rr_AnnualReturn2017	32.80%
Annual Return 2018	rr_AnnualReturn2018	(3.79%)
1 year	rr_AverageAnnualReturnYear01	(3.79%)
5 years	rr_AverageAnnualReturnYear05	9.27%
10 years	rr_AverageAnnualReturnYear10	12.65%
Standard Class | Delaware VIP Equity Income Series
Risk/Return:	dvt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware VIP® Equity Income Series
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Equity Income Series seeks total return.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Predecessor Series’ (defined below) portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests, under normal circumstances, primarily in companies that the Series believes are undervalued in the market relative to their long term potential. Under normal circumstances, the Series will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities (80% policy). For purposes of this 80% policy, equities may include common stock, preferred stock, equity-based exchange-traded funds (ETFs) and instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer. The Series seeks to generate income by investing in dividend paying companies.

The Series generally uses a “bottom-up” approach in attempting to identify stocks that are undervalued. This means that the Series generally identifies potential investments through fundamental research and analysis which includes, among other things, analyzing a company’s balance sheet, cash flow statements and competition within a company’s industry. The Series also assesses a company’s corporate strategy and whether the company is operating in the interests of shareholders, as well as, analyzing economic trends, interest rates, and industry diversification.

The Series may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.

The Series’ investment manager, Delaware Management Company (Manager), may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series invests, under normal circumstances, primarily in companies that the Series believes are undervalued in the market relative to their long term potential.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Series’ overall portfolio will be less volatile than the general stock market. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Undervalued securities risk — The Series seeks to invest in securities that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these developments do not occur, the market price of these securities may not rise as expected or may fall.

The Series investment manager, Delaware Management Company (Manager), is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Equity Income Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series has adopted the performance of the First Investors Life Series Equity Income Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Series from year to year and shows how the Predecessor Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Predecessor Series. The returns of the Series will be different from the returns of the Predecessor Series as they have different expenses.

Updated performance information is available by calling 800 523-1918 or by visiting our website at delawarefunds.com/dcio/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/dcio/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Series’ highest quarterly return was 14.39% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -15.03% for the quarter ended Sept. 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.03%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Standard Class | Delaware VIP Equity Income Series | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(8.27%)	[6]
5 years	rr_AverageAnnualReturnYear05	5.95%	[6]
10 years	rr_AverageAnnualReturnYear10	11.18%	[6]
Standard Class | Delaware VIP Equity Income Series | MSCI USA Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(7.18%)	[6]
5 years	rr_AverageAnnualReturnYear05	6.62%	[6]
10 years	rr_AverageAnnualReturnYear10	11.13%	[6]
Standard Class | Delaware VIP Equity Income Series | Standard
Risk/Return:	dvt_RiskReturn1Abstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual series operating expenses	rr_ExpensesOverAssets	0.75%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	240
5 year	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	$ 930
Annual Return 2009	rr_AnnualReturn2009	21.03%
Annual Return 2010	rr_AnnualReturn2010	14.32%
Annual Return 2011	rr_AnnualReturn2011	1.53%
Annual Return 2012	rr_AnnualReturn2012	11.20%
Annual Return 2013	rr_AnnualReturn2013	30.53%
Annual Return 2014	rr_AnnualReturn2014	8.26%
Annual Return 2015	rr_AnnualReturn2015	(1.03%)
Annual Return 2016	rr_AnnualReturn2016	13.28%
Annual Return 2017	rr_AnnualReturn2017	15.52%
Annual Return 2018	rr_AnnualReturn2018	(8.42%)
1 year	rr_AverageAnnualReturnYear01	(8.42%)
5 years	rr_AverageAnnualReturnYear05	5.13%
10 years	rr_AverageAnnualReturnYear10	10.10%
Standard Class | Delaware VIP Government Cash Management Series
Risk/Return:	dvt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware VIP® Government Cash Management Series
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Government Cash Management Series seeks to earn current income consistent with the preservation of capital and maintenance of liquidity.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series intends to operate as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940 as amended. The Series will invest at least 99.5% of its total assets in (i) US Government securities; (ii) cash; and/or (iii) repurchase agreements that are collateralized fully by cash and/or US Government securities. In addition, under normal circumstances, the Series will invest at least 80% of its net assets, including any borrowings for investment purposes, in US Government securities and repurchase agreements collateralized fully by cash or US Government securities. US Government securities include: US Treasury bills and notes; obligations issued by the US Government, its agencies or instrumentalities, including securities issued by entities chartered by Congress that are not issued or guaranteed by the US Treasury, including the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks and Federal Farm Credit Banks; and obligations issued by issuers that are guaranteed as to principal or interest by the US Government, its agencies or instrumentalities, including the Government National Mortgage Association. The Series may invest in fixed, variable and floating rate instruments. The Series generally invests in securities with remaining maturities of 397 days or less.

The Series’ portfolio is managed to meet regulatory requirements that permit the Series to maintain a stable net asset value (NAV) of $1.00 per share. These include requirements relating to the credit quality, maturity, liquidity and diversification of the Series investments.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series will invest at least 99.5% of its total assets in (i) US Government securities; (ii) cash; and/or (iii) repurchase agreements that are collateralized fully by cash and/or US Government securities.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

You could lose money by investing in the Series. Although the Series seeks to preserve a $1.00 per share net asset value, it cannot guarantee it will do so. An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Series’ sponsor has no legal obligation to provide financial support to the Series, and you should not expect that the sponsor will provide support to the Series at any time. The Series’ principal risks include:

Market risk — The prices of the debt securities held by the Series may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions or cause the Series’ NAV to decline below $1.00 per share. Supply issues could arise within the US Treasury securities market as demand increases for US Government securities.

Yield risk — The yields received by the Series on its investments will generally decline as interest rates decline.

Interest rate risk — Like the values of other debt instruments, the market values of US government securities are affected by changes in interest rates. When interest rates rise, the market values of US government securities generally decline. This could cause the Series’ NAV to decline below $1.00 per share. Interest rates across the US economy have recently increased and may continue to increase, thereby heightening the Series’ exposure to the risks associated with rising interest rates.

Repurchase agreement risk — If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security, the Series may suffer delays, incur costs and lose money in exercising its rights.

Credit risk — The US Government securities the Series invests in may or may not be backed by the full faith and credit of the US Government. Securities issued by US Government sponsored enterprises are supported only by the credit of the issuing entity. The value of an investment will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature. This could cause the Series’ NAV to decline below $1.00 per share.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Series’ ability to maintain a $1.00 share price.

The Series’ Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Series. Although the Series seeks to preserve a $1.00 per share net asset value, it cannot guarantee it will do so.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Government Cash Management Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series has adopted the performance of the First Investors Life Series Government Cash Management Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Series from year to year and shows how the Predecessor Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods. The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Predecessor Series. The returns of the Series will be different from the returns of the Predecessor Series as they have different expenses.

Updated performance information is available by calling 800 523-1918 or by visiting our website at delawarefunds.com/dcio/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/dcio/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Series’ highest quarterly return was 0.41% for the quarter ended Dec. 31, 2018, and its lowest quarterly return was 0.00% for each quarter beginning with the quarter ended Dec. 31, 2009 through the quarter ended June 30, 2017.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Standard Class | Delaware VIP Government Cash Management Series | ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	1.87%	[7]
5 years	rr_AverageAnnualReturnYear05	0.63%	[7]
10 years	rr_AverageAnnualReturnYear10	0.37%	[7]
Standard Class | Delaware VIP Government Cash Management Series | Standard
Risk/Return:	dvt_RiskReturn1Abstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.56%
Total annual series operating expenses	rr_ExpensesOverAssets	1.01%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.83%
1 year	rr_ExpenseExampleYear01	$ 85
3 years	rr_ExpenseExampleYear03	285
5 year	rr_ExpenseExampleYear05	522
10 years	rr_ExpenseExampleYear10	$ 1,203
Annual Return 2009	rr_AnnualReturn2009	0.17%
Annual Return 2010	rr_AnnualReturn2010	none
Annual Return 2011	rr_AnnualReturn2011	none
Annual Return 2012	rr_AnnualReturn2012	none
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	none
Annual Return 2017	rr_AnnualReturn2017	0.26%
Annual Return 2018	rr_AnnualReturn2018	1.24%
1 year	rr_AverageAnnualReturnYear01	1.24%
5 years	rr_AverageAnnualReturnYear05	0.30%
10 years	rr_AverageAnnualReturnYear10	0.17%
Standard Class | Delaware VIP Growth and Income Series
Risk/Return:	dvt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware VIP® Growth and Income Series
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Growth and Income Series seeks long-term growth of capital and current income.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Predecessor Series’ (defined below) portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series primarily invests in common stocks that offer the potential for capital growth, current income or both. The Series primarily invests in common stocks of large-size companies. The Series may also invest in mid- and small-size companies. Some but not all of the companies the Series invests in may regularly pay dividends.

The Series generally uses a “bottom-up” approach to selecting investments. This means that the Series generally identifies potential investments through fundamental research and analysis and also focuses on other issues, such as economic trends, interest rates and market capitalization. Economic trends relate to the overall direction in which the economy is moving which may provide insights into the future direction of companies. Factors may include consumer confidence, employment, interest rates and inflation. In deciding whether to buy or sell securities, the Series considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and the issuer’s valuation relative to its fundamentals and peers.

The portfolio managers research individual companies and analyzes economic and market conditions, seeking to identify the securities that it believes are the best investments for the Fund. The Fund invests primarily in securities that the portfolio manager believes have long-term capital appreciation, or growth potential. The portfolio managers follow a value-oriented investment philosophy in selecting stocks for the Fund using a research-intensive approach that considers factors such as (i) a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company; (ii) favorable earnings prospects and dividend yield potential; (iii) the financial condition of the issuer; and (iv) various qualitative factors.

Stocks that the Fund invests in may pay dividends. Common or ordinary stocks are securities that represent shares of ownership in a corporation. Stockholders may participate in a corporation’s profits through its distributions of dividends to stockholders, proportionate to the number of shares they own. The Fund may also own convertible securities. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks. The Fund may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

The Series may sell a security if it becomes fully valued, is no longer attractively valued, its fundamentals have deteriorated or alternative investments become more attractive.

The Series’ investment manager, Delaware Management Company (Manager), may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series primarily invests in common stocks that offer the potential for capital growth, current income or both.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that an investment therein will be less volatile than the general stock market. The Series’ investments in potential growth opportunities may increase the potential volatility of its share price. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

Undervalued securities risk — The Series seeks to invest in securities that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these developments do not occur, the market price of these securities may not rise as expected or may fall.

Dividend risk — At times, the Series may not be able to identify attractive dividend-paying stocks. The income received by the Series will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Series’ ability to pay dividends and its share price.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

REIT risk — In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free “pass-through” of distributed net income and net realized gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and the Series will indirectly bear a proportionate share of those fees and expenses.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Growth and Income Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series has adopted the performance of the First Investors Life Series Growth & Income Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Series from year to year and shows how the Predecessor Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Predecessor Series. The returns of the Series will be different from the returns of the Predecessor Series as they have different expenses.

Updated performance information is available by calling 800 523-1918 or by visiting our website at delawarefunds.com/dcio/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/dcio/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Series’ highest quarterly return was 17.42% for the quarter ended June 30, 2009, and its lowest quarterly return was -17.48% for the quarter ended Sept. 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.48%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Standard Class | Delaware VIP Growth and Income Series | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(8.27%)	[8]
5 years	rr_AverageAnnualReturnYear05	5.95%	[8]
10 years	rr_AverageAnnualReturnYear10	11.18%	[8]
Standard Class | Delaware VIP Growth and Income Series | MSCI USA Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(7.18%)	[8]
5 years	rr_AverageAnnualReturnYear05	6.62%	[8]
10 years	rr_AverageAnnualReturnYear10	11.13%	[8]
Standard Class | Delaware VIP Growth and Income Series | Standard
Risk/Return:	dvt_RiskReturn1Abstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual series operating expenses	rr_ExpensesOverAssets	0.72%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[9]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	$ 74
3 years	rr_ExpenseExampleYear03	230
5 year	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	$ 894
Annual Return 2009	rr_AnnualReturn2009	28.05%
Annual Return 2010	rr_AnnualReturn2010	16.19%
Annual Return 2011	rr_AnnualReturn2011	2.37%
Annual Return 2012	rr_AnnualReturn2012	17.45%
Annual Return 2013	rr_AnnualReturn2013	38.06%
Annual Return 2014	rr_AnnualReturn2014	7.65%
Annual Return 2015	rr_AnnualReturn2015	(3.12%)
Annual Return 2016	rr_AnnualReturn2016	9.88%
Annual Return 2017	rr_AnnualReturn2017	18.28%
Annual Return 2018	rr_AnnualReturn2018	(10.17%)
1 year	rr_AverageAnnualReturnYear01	(10.17%)
5 years	rr_AverageAnnualReturnYear05	4.02%
10 years	rr_AverageAnnualReturnYear10	11.64%
Standard Class | Delaware VIP Opportunity Series
Risk/Return:	dvt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware VIP® Opportunity Series
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Opportunity Series seeks long-term capital growth.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Predecessor Series’ (defined below) portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests primarily in mid- and small-size companies that the Series’ Manager believes offer attractive valuation and quality characteristics. Companies with attractive valuations are those that have a lower valuation than the company’s historical average valuation and a lower valuation than the company’s competitors. Companies with quality characteristics will make shareholder friendly use of its cash flow, which would include, but is not limited to: dividend payments or increases, share repurchases, and repayment of debt. The Series may also invest in active or passive exchange-traded funds (ETFs) to gain exposure to such securities and in real estate investment trusts (REITs). The Series may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.

The Series uses a “bottom-up” approach to selecting investments. The Series uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; and stocks that are attractively priced. The Series attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Series may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Series may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series invests primarily in mid- and small-size companies that the Series’ Manager believes offer attractive valuation and quality characteristics.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

REIT risk — In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free “pass-through” of distributed net income and net realized gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and the Series will indirectly bear a proportionate share of those fees and expenses.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Opportunity Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series has adopted the performance of the First Investors Life Series Opportunity Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Series from year to year and shows how the Predecessor Series’ average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Predecessor Series. The returns of the Series will be different from the returns of the Predecessor Series as they have different expenses.

Updated performance information is available by calling 800 523-1918 or by visiting our website at delawarefunds.com/dcio/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/dcio/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Series’ highest quarterly return was 11.93% for the quarter ended March 31, 2013, and its lowest quarterly return was -16.37% for the quarter ended Dec. 31, 2018.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.37%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Standard Class | Delaware VIP Opportunity Series | Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	(10.00%)	[10]
5 years	rr_AverageAnnualReturnYear05	5.15%	[10]
Life of Series	rr_AverageAnnualReturnSinceInception	10.21%	[10]
Standard Class | Delaware VIP Opportunity Series | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(11.08%)	[10]
5 years	rr_AverageAnnualReturnYear05	6.03%	[10]
Life of Series	rr_AverageAnnualReturnSinceInception	10.27%	[10]
Standard Class | Delaware VIP Opportunity Series | Standard
Risk/Return:	dvt_RiskReturn1Abstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual series operating expenses	rr_ExpensesOverAssets	0.89%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.83%
1 year	rr_ExpenseExampleYear01	$ 85
3 years	rr_ExpenseExampleYear03	272
5 year	rr_ExpenseExampleYear05	481
10 years	rr_ExpenseExampleYear10	$ 1,085
Annual Return 2013	rr_AnnualReturn2013	39.96%
Annual Return 2014	rr_AnnualReturn2014	5.73%
Annual Return 2015	rr_AnnualReturn2015	(0.81%)
Annual Return 2016	rr_AnnualReturn2016	8.26%
Annual Return 2017	rr_AnnualReturn2017	19.00%
Annual Return 2018	rr_AnnualReturn2018	(15.38%)
1 year	rr_AverageAnnualReturnYear01	(15.38%)
5 years	rr_AverageAnnualReturnYear05	2.71%
Life of Series	rr_AverageAnnualReturnSinceInception	8.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012
Standard Class | Delaware VIP Limited Duration Bond Series
Risk/Return:	dvt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware VIP® Limited Duration Bond Series
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Limited Duration Bond Series seeks current income consistent with low volatility of principal.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Predecessor Series’ (defined below) portfolio turnover rate was 268% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	268.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Series will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds (80% policy). For purposes of this 80% policy, investment grade bonds also include other investment grade fixed-income securities.

Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (Moody’s) or Standard & Poor’s Financial Services LLC (S&P) or that are unrated but determined by the Series’ Manager to be of equivalent quality.

The Series may invest in a variety of different types of investment grade fixed-income securities, including corporate bonds, securities issued or guaranteed by the US Government or US Government-sponsored enterprises (some of which are not backed by the full faith and credit of the US Government), mortgage-backed and other asset-backed securities. While the Series will typically invest in domestic fixed income securities, the Series may invest up to 30% of its assets in foreign fixed income securities. In making investment decisions, the Manager considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition. The Manager will not necessarily sell an investment if its rating is reduced.

To a lesser extent, the Series also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Series, the Manager focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. In addition, the Manager may also invest in active or passive exchange-traded funds (ETFs) that could expose the Series to high yield securities. The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

The Series seeks to maintain an average weighted duration of between one and six years. Duration is a measurement of a bond’s sensitivity to changes in interest rates. For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for each year of duration. For example, if a portfolio of fixed income securities has an average weighted duration of six years, its value can be expected to fall about 6% if interest rates rise by 1. Conversely, the portfolio’s value can be expected to rise approximately 6% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than prices of securities with shorter durations. By comparison, a debt security’s “maturity” is the date on which the security matures and the issuer is obligated to repay principal. Duration is typically not equal to maturity.

The Series may invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Market risk — The prices of the debt securities held by the Series may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions. Certain investments may be difficult or impossible to sell at a favorable time or price when the Series requires liquidity to make redemptions.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Prepayment and extension risk — When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Series’ income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly which, will generally increase both the Series’ sensitivity to interest rates and its potential for price declines.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans. Securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing entity.

Call options risk — Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, the Series will give up the opportunity to benefit from potential increases in the value of a Series asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose the Series to significant additional costs. Derivatives may be difficult to sell, unwind or value.

Sector risk — The Series may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. To the extent the Series invests significantly in the financials sector, the value of the Series’ shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition.

Derivatives risk — Investments in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Series’ share price and may expose it to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Foreign securities risk — There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding an issuer's financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments. To the extent the Series significantly invests in securities of a single country or region, it is more likely to be affected by events or conditions of that area. As a result, it may be more volatile than a more geographically diversified fund.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Limited Duration Bond Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series has adopted the performance of the First Investors Life Series Limited Duration Bond Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Series from year to year and shows how the Predecessor Series’ average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Predecessor Series. The returns of the Series will be different from the returns of the Predecessor Series as they have different expenses.

Updated performance information is available by calling 800 523-1918 or by visiting our website at delawarefunds.com/dcio/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/dcio/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Series’ highest quarterly return was 1.16% for the quarter ended March 31, 2016, and its lowest quarterly return was -1.23% for the quarter ended Dec. 31, 2016.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.23%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Standard Class | Delaware VIP Limited Duration Bond Series | Bloomberg Barclays 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	1.60%	[11]
Life of Series	rr_AverageAnnualReturnSinceInception	1.02%	[11]
Standard Class | Delaware VIP Limited Duration Bond Series | ICE BofAML 1-5 Year US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	1.37%	[11]
Life of Series	rr_AverageAnnualReturnSinceInception	1.30%	[11]
Standard Class | Delaware VIP Limited Duration Bond Series | Standard
Risk/Return:	dvt_RiskReturn1Abstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.64%
Total annual series operating expenses	rr_ExpensesOverAssets	1.14%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[12]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	283
5 year	rr_ExpenseExampleYear05	550
10 years	rr_ExpenseExampleYear10	$ 1,314
Annual Return 2015	rr_AnnualReturn2015	(0.51%)
Annual Return 2016	rr_AnnualReturn2016	0.64%
Annual Return 2017	rr_AnnualReturn2017	1.26%
Annual Return 2018	rr_AnnualReturn2018	(0.22%)
1 year	rr_AverageAnnualReturnYear01	(0.22%)
Life of Series	rr_AverageAnnualReturnSinceInception	(0.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2014
Standard Class | Delaware VIP Special Situations Series
Risk/Return:	dvt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware VIP® Special Situations Series
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Special Situations Series seeks long-term growth of capital.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Predecessor Series’ (defined below) portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests primarily in common stocks of small sized companies that the investment manager, Delaware Management Company (Manager), believes appear low relative to their underlying value or long-term potential.

The Series seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its total assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies that are deemed by the Manager to be special situations which are defined as investments primarily in common stocks of small-size companies that in the Manager’s opinion, appear low relative to their underlying value or future potential. The Series uses a “bottom-up” approach to selecting investments. The Series uses fundamental research to search for companies that have one or more of the following: a strong balance sheet, experienced management, and stocks that are attractively priced. Considerations used when determining a special situation include, among other factors, the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. The Manager focuses on free cash flow in its individual stock selection, seeking companies that it believes have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. The Series considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. The Series may invest in exchange-traded funds (ETFs) to gain exposure to stocks and up to 15% of its net assets in real estate investment trusts (REITs).

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series invests primarily in common stocks of small sized companies that the investment manager, Delaware Management Company (Manager), believes appear low relative to their underlying value or long-term potential.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

Small-size and mid-size company risk — The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell small- to mid-size company stocks at reasonable prices.

Undervalued securities risk — The Series seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these developments do not occur, the market price of these securities may not rise as expected or may fall.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

REIT risk — In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free “pass-through” of distributed net income and net realized gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and the Series will indirectly bear a proportionate share of those fees and expenses.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Special Situations Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series has adopted the performance of the First Investors Life Series Special Situations Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Series from year to year and shows how the Predecessor Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Predecessor Series. The returns of the Series will be different from the returns of the Predecessor Series as they have different expenses.

Updated performance information is available by calling 800 523-1918 or by visiting our website at delawarefunds.com/dcio/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/dcio/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Series’ highest quarterly return was 17.19% for the quarter ended June 30, 2009, and its lowest quarterly return was -18.59% for the quarter ended Dec. 31, 2018.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Standard Class | Delaware VIP Special Situations Series | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(12.86%)	[13]
5 years	rr_AverageAnnualReturnYear05	3.61%	[13]
10 years	rr_AverageAnnualReturnYear10	10.40%	[13]
Standard Class | Delaware VIP Special Situations Series | MSCI USA Small Cap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(13.35%)	[13]
5 years	rr_AverageAnnualReturnYear05	4.82%	[13]
10 years	rr_AverageAnnualReturnYear10	12.85%	[13]
Standard Class | Delaware VIP Special Situations Series | Standard
Risk/Return:	dvt_RiskReturn1Abstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual series operating expenses	rr_ExpensesOverAssets	0.83%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[5]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	259
5 year	rr_ExpenseExampleYear05	454
10 years	rr_ExpenseExampleYear10	$ 1,020
Annual Return 2009	rr_AnnualReturn2009	30.77%
Annual Return 2010	rr_AnnualReturn2010	26.57%
Annual Return 2011	rr_AnnualReturn2011	2.24%
Annual Return 2012	rr_AnnualReturn2012	10.01%
Annual Return 2013	rr_AnnualReturn2013	30.88%
Annual Return 2014	rr_AnnualReturn2014	6.30%
Annual Return 2015	rr_AnnualReturn2015	(0.52%)
Annual Return 2016	rr_AnnualReturn2016	16.10%
Annual Return 2017	rr_AnnualReturn2017	18.26%
Annual Return 2018	rr_AnnualReturn2018	(16.60%)
1 year	rr_AverageAnnualReturnYear01	(16.60%)
5 years	rr_AverageAnnualReturnYear05	3.90%
10 years	rr_AverageAnnualReturnYear10	11.43%
Standard Class | Delaware VIP International Series
Risk/Return:	dvt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware VIP® International Series
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP International Series seeks long-term capital growth.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Predecessor Series’ (defined below) portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States. To a limited degree, the Series may also invest in companies based in the United States. The Series may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. Additionally, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Series is a nondiversified fund.

A representative list of the countries where the Manager may invest includes: Australia, Brazil, Canada, China, Finland, France, Germany, Hong Kong, Italy, Japan, Luxembourg, the Netherlands, Singapore, Spain, Sweden, Switzerland, Taiwan, and the United Kingdom. While this is a representative list, the Series may also invest in other countries as well.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Mispricings occur when shorter term market fluctuations lead to a discount between a stock's price and its fair value which is derived from such factors as the long term sales and future earnings potential of a business. Stock selection rests on an assessment of each company and its risk-return profile. Sustainability is defined as the Fund's ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks. Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. Sustainable businesses are businesses that have the ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business. An estimate for long-term earnings power is derived in order to calculate the fair value of a company. Fair value is defined as the estimated worth of a company based upon the company's earning potential and other variables. To compensate for unpredictable risks, the team aims to invest in companies that can be bought within an adequate safety margin to the estimated fair value. The portfolio managers strive to purchase stocks at a discount to what they deem to be fair value. The discount effectively provides a cushion to absorb potential stock price depreciation due to such factors as unexpected negative shifts in currency values and/or economic or political instability and negative shifts in company earnings.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Screening is a method used for idea generation. A typical screen may exclude stocks under a certain market cap and then applying numerous valuation, quality and growth metrics as hurdles that would effectively reduce the universe further. Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Nondiversification risk — A nondiversified series has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the series. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified series may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Industry, sector, and security risks — Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance in that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

Consumer staples sector risk — Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Risk Nondiversified Status	rr_RiskNondiversifiedStatus	Nondiversification risk — A nondiversified series has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the series. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified series may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® International Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series has adopted the performance of the First Investors Life Series International Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Series from year to year and shows how the Predecessor Series’ average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Predecessor Series. The returns of the Series will be different from the returns of the Predecessor Series as they have different expenses.

Updated performance information is available by calling 800 523-1918 or by visiting our website at delawarefunds.com/dcio/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/dcio/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Series’ highest quarterly return was 19.05% for the quarter ended June 30, 2009, and its lowest quarterly return was -12.92% for the quarter ended Sept. 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.92%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Standard Class | Delaware VIP International Series | MSCI EAFE (Europe, Australasia, Far East) Index (net) (reflects the deduction of foreign withholding taxes on dividends)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects the deduction of foreign withholding taxes on dividends.
1 year	rr_AverageAnnualReturnYear01	(13.79%)
5 years	rr_AverageAnnualReturnYear05	0.53%
10 years	rr_AverageAnnualReturnYear10	6.31%
Standard Class | Delaware VIP International Series | MSCI EAFE (Europe, Australasia, Far East) Index (gross) (reflects no deduction for foreign withholding taxes on dividends)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for foreign withholding taxes on dividends.
1 year	rr_AverageAnnualReturnYear01	(13.36%)
5 years	rr_AverageAnnualReturnYear05	1.00%
10 years	rr_AverageAnnualReturnYear10	6.81%
Standard Class | Delaware VIP International Series | Standard
Risk/Return:	dvt_RiskReturn1Abstract
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual series operating expenses	rr_ExpensesOverAssets	0.99%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[14]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	$ 88
3 years	rr_ExpenseExampleYear03	289
5 year	rr_ExpenseExampleYear05	521
10 years	rr_ExpenseExampleYear10	$ 1,189
Annual Return 2009	rr_AnnualReturn2009	23.24%
Annual Return 2010	rr_AnnualReturn2010	13.45%
Annual Return 2011	rr_AnnualReturn2011	0.64%
Annual Return 2012	rr_AnnualReturn2012	20.85%
Annual Return 2013	rr_AnnualReturn2013	6.77%
Annual Return 2014	rr_AnnualReturn2014	2.39%
Annual Return 2015	rr_AnnualReturn2015	3.49%
Annual Return 2016	rr_AnnualReturn2016	(4.20%)
Annual Return 2017	rr_AnnualReturn2017	32.96%
Annual Return 2018	rr_AnnualReturn2018	(12.16%)
1 year	rr_AverageAnnualReturnYear01	(12.16%)
5 years	rr_AverageAnnualReturnYear05	3.46%
10 years	rr_AverageAnnualReturnYear10	7.97%
Standard Class | Delaware VIP Total Return Series
Risk/Return:	dvt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware VIP® Total Return Series
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Total Return Series seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Predecessor Series’ (defined below) portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Series does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Series normally invests at least 50% of its net assets in stocks and convertible securities with the remainder in bonds, cash and money market instruments. The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Series’ Manager.

In connection with the determination of the Series’ allocation ranges, the Series’ Manager considers various factors, including existing and projected market conditions for equity and fixed income securities. Once the asset allocation for bonds, stocks and money market instruments has been set, the Manager uses fundamental research and analysis to determine which particular investments to purchase or sell. The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Manager. Reallocations outside of the above ranges are expected to occur infrequently. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited (MIMGL), and Macquarie Funds Management Hong Kong Limited (MFMHKL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Series may permit its affiliates, MIMGL and MFMHKL, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series’ investments in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for capital growth, current income, or both. In selecting stocks, the Manager considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.

The Series’ investments in bonds are primarily diversified among different types of bonds and other debt securities, including corporate bonds, US Government securities and mortgage-backed and other asset-backed securities. The Manager selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics. The Manager may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio. The Series does not impose any maturity, duration or ratings limits on the Manager’s investments in bonds.

The Series may also invest in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but rely principally on their own research and investment analysis. In managing the high yield, below investment grade corporate bond portion of the Series, the Manager focuses on investments they believe can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. The Series may invest in credit-linked securities, provided that no more than 10% of the Series’ net assets are invested in credit-linked securities.

In addition, the Manager may also invest in active or passive exchange-traded funds (ETFs) that could expose the Series to high yield securities.

The Series may also invest in real estate related companies and real estate investment trusts (REITs).

The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

The Series may invest 20% of its net assets in derivatives, including but not limited to, options, futures, forwards, and swaps. The Manager will invest in derivatives for the purpose of gaining market exposure, hedging, generating income through option overwriting, and to facilitate foreign currency transactions. Under normal conditions, the Series will not invest more than 20% of its assets or the economic equivalent in derivatives instruments.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Series does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Series normally invests at least 50% of its net assets in stocks and convertible securities with the remainder in bonds, cash and money market instruments. The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Series’ Manager.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and circumstances directly involving issuers. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions. Certain investments may be difficult or impossible to sell at a favorable time or price when the Series requires liquidity to make redemptions.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Allocation risk — The Series may allocate assets to investment classes that underperform other classes. For example, the Series may be overweighted in stocks when the stock market is falling and the bond market is rising.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer  and, in the case of mortgage-backed and other asset-backed securities, the credit quality of the underlying loans. Securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing entity.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Prepayment and extension risk — When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Series’ income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase both the Series’ sensitivity to rising interest rates and its potential for price declines.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Derivatives risk — Investments in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Series’ share price and may expose it to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Foreign securities risk — There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding an issuer's financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments. To the extent the Series significantly invests in securities of a single country or region, it is more likely to be affected by events or conditions of that area. As a result, it may be more volatile than a more geographically diversified fund.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

REIT risk — In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free “pass-through” of distributed net income and net realized gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and the Series will indirectly bear a proportionate share of those fees and expenses.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements. High yield securities and loans tend to be less liquid. Floating rate loans generally are subject to legal or contractual restrictions on resale and may trade infrequently. Bonds also may be less liquid because of potential delays in the settlement process or restrictions on resale.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Total Return Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series has adopted the performance of the First Investors Life Series Total Return Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Series from year to year and shows how the Predecessor Series’ average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Predecessor Series. The returns of the Series will be different from the returns of the Predecessor Series as they have different expenses.

Updated performance information is available by calling 800 523-1918 or by visiting our website at delawarefunds.com/dcio/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/dcio/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Series’ highest quarterly return was 6.04% for the quarter ended March 31, 2013, and its lowest quarterly return was -8.69% for the quarter ended Dec. 31, 2018.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.69%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Standard Class | Delaware VIP Total Return Series | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(4.38%)
5 years	rr_AverageAnnualReturnYear05	8.49%
Life of Series	rr_AverageAnnualReturnSinceInception	12.02%
Standard Class | Delaware VIP Total Return Series | 60% S&P 500® Index/40% Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(2.35%)
5 years	rr_AverageAnnualReturnYear05	6.24%
Life of Series	rr_AverageAnnualReturnSinceInception	8.05%	[15]
Standard Class | Delaware VIP Total Return Series | Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	0.01%
5 years	rr_AverageAnnualReturnYear05	2.52%
Life of Series	rr_AverageAnnualReturnSinceInception	1.74%
Standard Class | Delaware VIP Total Return Series | ICE BofAML US Corporate, Government & Mortgage Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	none
5 years	rr_AverageAnnualReturnYear05	2.61%
Life of Series	rr_AverageAnnualReturnSinceInception	1.76%
Standard Class | Delaware VIP Total Return Series | Standard
Risk/Return:	dvt_RiskReturn1Abstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual series operating expenses	rr_ExpensesOverAssets	0.87%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[14]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	$ 88
3 years	rr_ExpenseExampleYear03	275
5 year	rr_ExpenseExampleYear05	480
10 years	rr_ExpenseExampleYear10	$ 1,071
Annual Return 2013	rr_AnnualReturn2013	17.02%
Annual Return 2014	rr_AnnualReturn2014	5.97%
Annual Return 2015	rr_AnnualReturn2015	(1.61%)
Annual Return 2016	rr_AnnualReturn2016	6.62%
Annual Return 2017	rr_AnnualReturn2017	11.75%
Annual Return 2018	rr_AnnualReturn2018	(7.65%)
1 year	rr_AverageAnnualReturnYear01	(7.65%)
5 years	rr_AverageAnnualReturnYear05	2.78%
Life of Series	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012
Standard Class | Delaware VIP Investment Grade Series
Risk/Return:	dvt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware VIP® Investment Grade Series
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Investment Grade Series seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Predecessor Series’ (defined below) portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Series invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities. Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s or S&P or that are unrated but determined by the Series’ investment manager, Delaware Management Company (Manager), to be of equivalent quality.

The Series primarily invests in investment grade US corporate bonds. The Series may also invest in other investment grade securities, including securities issued or guaranteed by the US Government or US Government-sponsored enterprises (some of which are not backed by the full faith and credit of the US Government) and investment grade mortgage-backed and other asset-backed securities. In making investment decisions, the Manager considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition. The Manager attempts to stay broadly diversified, but may emphasize certain industries based on its outlook. The Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available. The Manager will not necessarily sell an investment if its rating is reduced.

To a lesser extent, the Series also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Series, the Manager focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. In addition, the Manager may also invest in active or passive exchange-traded funds (ETFs) that could expose the Series to high yield securities.

The Series may invest in securities of any maturity or duration, but may adjust its average portfolio weighted duration or maturity in anticipation of interest rate changes. For example, if the Series expects interest rates to rise, it may seek to reduce its average portfolio weighted duration and maturity. The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Market risk — The prices of the debt securities held by the Series may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Prepayment and extension risk — When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Series’ income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase the Series’ sensitivity to interest rates and its potential for price declines.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans. Securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing entity.

Sector risk — The Series may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. To the extent the Series invests significantly in the financials sector, the value of the Series’ shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition.

Derivatives risk — Investments in US Treasury futures and options on US Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Series’ share price and may expose it to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Investment Grade Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series. The Series has adopted the performance of the First Investors Life Series Investment Grade Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Series from year to year and shows how the Predecessor Series’ average annual total returns for the 1-, 5-, and 10-year, or lifetime periods compare with those of a broad measure of market performance. The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Predecessor Series. The returns of the Series will be different from the returns of the Predecessor Series as they have different expenses.

Updated performance information is available by calling 800 523-1918 or by visiting our website at delawarefunds.com/dcio/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/dcio/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Series’ highest quarterly return was 10.24% for the quarter ended June 30, 2009, and its lowest quarterly return was -3.31% for the quarter ended June 30, 2013.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.31%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Standard Class | Delaware VIP Investment Grade Series | Bloomberg Barclays US Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	(2.51%)	[16]
5 years	rr_AverageAnnualReturnYear05	3.28%	[16]
10 years	rr_AverageAnnualReturnYear10	5.92%	[16]
Standard Class | Delaware VIP Investment Grade Series | ICE BofAML US Corporate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(2.25%)	[16]
5 years	rr_AverageAnnualReturnYear05	3.34%	[16]
10 years	rr_AverageAnnualReturnYear10	6.10%	[16]
Standard Class | Delaware VIP Investment Grade Series | Standard
Risk/Return:	dvt_RiskReturn1Abstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual series operating expenses	rr_ExpensesOverAssets	0.66%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[17]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.66%
1 year	rr_ExpenseExampleYear01	$ 67
3 years	rr_ExpenseExampleYear03	211
5 year	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	$ 822
Annual Return 2009	rr_AnnualReturn2009	20.94%
Annual Return 2010	rr_AnnualReturn2010	9.26%
Annual Return 2011	rr_AnnualReturn2011	6.23%
Annual Return 2012	rr_AnnualReturn2012	11.23%
Annual Return 2013	rr_AnnualReturn2013	(0.80%)
Annual Return 2014	rr_AnnualReturn2014	5.86%
Annual Return 2015	rr_AnnualReturn2015	(0.35%)
Annual Return 2016	rr_AnnualReturn2016	4.65%
Annual Return 2017	rr_AnnualReturn2017	4.72%
Annual Return 2018	rr_AnnualReturn2018	(2.03%)
1 year	rr_AverageAnnualReturnYear01	(2.03%)
5 years	rr_AverageAnnualReturnYear05	2.52%
10 years	rr_AverageAnnualReturnYear10	5.78%
Service Class | Delaware VIP Total Return Series
Risk/Return:	dvt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware VIP® Total Return Series
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Total Return Series seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Predecessor Series’ (defined below) portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Series does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Series normally invests at least 50% of its net assets in stocks and convertible securities with the remainder in bonds, cash and money market instruments. The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Series’ Manager.

In connection with the determination of the Series’ allocation ranges, the Series’ Manager considers various factors, including existing and projected market conditions for equity and fixed income securities. Once the asset allocation for bonds, stocks and money market instruments has been set, the Manager uses fundamental research and analysis to determine which particular investments to purchase or sell. The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Manager. Reallocations outside of the above ranges are expected to occur infrequently. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited (MIMGL), and Macquarie Funds Management Hong Kong Limited (MFMHKL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Series may permit its affiliates, MIMGL and MFMHKL, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series’ investments in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for capital growth, current income, or both. In selecting stocks, the Manager considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.

The Series’ investments in bonds are primarily diversified among different types of bonds and other debt securities, including corporate bonds, US Government securities and mortgage-backed and other asset-backed securities. The Manager selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics. The Manager may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio. The Series does not impose any maturity, duration or ratings limits on the Manager’s investments in bonds.

The Series may also invest in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but rely principally on their own research and investment analysis. In managing the high yield, below investment grade corporate bond portion of the Series, the Manager focuses on investments they believe can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. The Series may invest in credit-linked securities, provided that no more than 10% of the Series’ net assets are invested in credit-linked securities.

In addition, the Manager may also invest in active or passive exchange-traded funds (ETFs) that could expose the Series to high yield securities.

The Series may also invest in real estate related companies and real estate investment trusts (REITs).

The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

The Series may invest 20% of its net assets in derivatives, including but not limited to, options, futures, forwards, and swaps. The Manager will invest in derivatives for the purpose of gaining market exposure, hedging, generating income through option overwriting, and to facilitate foreign currency transactions. Under normal conditions, the Series will not invest more than 20% of its assets or the economic equivalent in derivatives instruments.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Series does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Series normally invests at least 50% of its net assets in stocks and convertible securities with the remainder in bonds, cash and money market instruments. The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Series’ Manager.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and circumstances directly involving issuers. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions. Certain investments may be difficult or impossible to sell at a favorable time or price when the Series requires liquidity to make redemptions.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Allocation risk — The Series may allocate assets to investment classes that underperform other classes. For example, the Series may be overweighted in stocks when the stock market is falling and the bond market is rising.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer  and, in the case of mortgage-backed and other asset-backed securities, the credit quality of the underlying loans. Securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing entity.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Prepayment and extension risk — When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Series’ income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase both the Series’ sensitivity to rising interest rates and its potential for price declines.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Derivatives risk — Investments in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Series’ share price and may expose it to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Foreign securities risk — There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding an issuer's financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments. To the extent the Series significantly invests in securities of a single country or region, it is more likely to be affected by events or conditions of that area. As a result, it may be more volatile than a more geographically diversified fund.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

REIT risk — In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free “pass-through” of distributed net income and net realized gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and the Series will indirectly bear a proportionate share of those fees and expenses.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements. High yield securities and loans tend to be less liquid. Floating rate loans generally are subject to legal or contractual restrictions on resale and may trade infrequently. Bonds also may be less liquid because of potential delays in the settlement process or restrictions on resale.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Total Return Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing the predecessor performance of the Series’ Standard Class shares. The Series’ Standard Class shares have adopted the performance of the First Investors Life Series Total Return Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. Service Class share performance data is not provided because Service Class shares commenced operations as of the date of this Prospectus. Service Class share performance will appear in a future version of this Prospectus after Service Class shares have annual returns for one complete calendar year. Service Class share performance would be lower than Standard Class share performance because of the 12b-1 fees applicable to Service Class shares. The bar chart shows changes in the performance of the Predecessor Series from year to year and shows how the Predecessor Series’ average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Predecessor Series. The returns of the Series will be different from the returns of the Predecessor Series as they have different expenses.

Updated performance information is available by calling 800 523-1918 or by visiting our website at delawarefunds.com/dcio/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/dcio/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Standard Class)
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Series’ highest quarterly return was 6.04% for the quarter ended March 31, 2013, and its lowest quarterly return was -8.69% for the quarter ended Dec. 31, 2018.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.69%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Service Class | Delaware VIP Total Return Series | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(4.38%)
5 years	rr_AverageAnnualReturnYear05	8.49%
Life of Series	rr_AverageAnnualReturnSinceInception	12.02%
Service Class | Delaware VIP Total Return Series | 60% S&P 500® Index/40% Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(2.35%)
5 years	rr_AverageAnnualReturnYear05	6.24%
Life of Series	rr_AverageAnnualReturnSinceInception	8.05%	[15]
Service Class | Delaware VIP Total Return Series | Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	0.01%
5 years	rr_AverageAnnualReturnYear05	2.52%
Life of Series	rr_AverageAnnualReturnSinceInception	1.74%
Service Class | Delaware VIP Total Return Series | ICE BofAML US Corporate, Government & Mortgage Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	none
5 years	rr_AverageAnnualReturnYear05	2.61%
Life of Series	rr_AverageAnnualReturnSinceInception	1.76%
Service Class | Delaware VIP Total Return Series | Service
Risk/Return:	dvt_RiskReturn1Abstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual series operating expenses	rr_ExpensesOverAssets	1.17%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[18]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.16%
1 year	rr_ExpenseExampleYear01	$ 118
3 years	rr_ExpenseExampleYear03	370
5 year	rr_ExpenseExampleYear05	642
10 years	rr_ExpenseExampleYear10	$ 1,419
Annual Return 2013	rr_AnnualReturn2013	17.02%
Annual Return 2014	rr_AnnualReturn2014	5.97%
Annual Return 2015	rr_AnnualReturn2015	(1.61%)
Annual Return 2016	rr_AnnualReturn2016	6.62%
Annual Return 2017	rr_AnnualReturn2017	11.75%
Annual Return 2018	rr_AnnualReturn2018	(7.65%)
1 year	rr_AverageAnnualReturnYear01	(7.65%)
5 years	rr_AverageAnnualReturnYear05	2.78%
Life of Series	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012
Service Class | Delaware VIP Investment Grade Series
Risk/Return:	dvt_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware VIP® Investment Grade Series
Objective	rr_ObjectiveHeading	What is the Series’ investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware VIP Investment Grade Series seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.
Expense	rr_ExpenseHeading	What are the Series’ fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Predecessor Series’ (defined below) portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Series’ principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Series invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities. Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (Moody’s) or Standard & Poor’s Financial Services LLC (S&P) or that are unrated but determined by the Series’ investment manager, Delaware Management Company (Manager), to be of equivalent quality.

The Series primarily invests in investment grade US corporate bonds. The Series may also invest in other investment grade securities, including securities issued or guaranteed by the US Government or US Government-sponsored enterprises (some of which are not backed by the full faith and credit of the US Government) and investment grade mortgage-backed and other asset-backed securities. In making investment decisions, the Manager considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition. The Manager attempts to stay broadly diversified, but may emphasize certain industries based on its outlook. The Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available. The Manager will not necessarily sell an investment if its rating is reduced.

To a lesser extent, the Series also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Series, the Manager focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. In addition, the Manager may also invest in active or passive exchange-traded funds (ETFs) that could expose the Series to high yield securities.

The Series may invest in securities of any maturity or duration, but may adjust its average portfolio weighted duration or maturity in anticipation of interest rate changes. For example, if the Series expects interest rates to rise, it may seek to reduce its average portfolio weighted duration and maturity. The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities.
Risk	rr_RiskHeading	What are the principal risks of investing in the Series?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series’ principal risks include:

Market risk — The prices of the debt securities held by the Series may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Series to experience a loss or difficulty in selling securities to meet redemptions.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Prepayment and extension risk — When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Series’ income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase the Series’ sensitivity to interest rates and its potential for price declines.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans. Securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing entity.

Sector risk — The Series may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. To the extent the Series invests significantly in the financials sector, the value of the Series’ shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition.

Derivatives risk — Investments in US Treasury futures and options on US Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Series’ share price and may expose it to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Series’ expenses may be higher and performance may be lower.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Series’ investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware VIP® Investment Grade Series performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Series by showing the predecessor performance of the Series’ Standard Class shares. The Series’ Standard Class shares have adopted the performance of the First Investors Life Series Investment Grade Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. Service Class share performance data is not provided because Service Class shares commenced operations as of the date of this Prospectus. Service Class share performance will appear in a future version of this Prospectus after Service Class shares have annual returns for one complete calendar year. Service Class share performance would be lower than Standard Class share performance because of the 12b-1 fees applicable to Service Class shares. The bar chart shows changes in the performance of the Predecessor Series from year to year and shows how the Predecessor Series’ average annual total returns for the 1-, 5-, and 10-year, or lifetime periods compare with those of a broad measure of market performance. The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Predecessor Series. The returns of the Series will be different from the returns of the Predecessor Series as they have different expenses.

Updated performance information is available by calling 800 523-1918 or by visiting our website at delawarefunds.com/dcio/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/dcio/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Series’ past performance (before and after taxes) is not necessarily an indication of how the Series will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Standard Class)
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Series’ highest quarterly return was 10.24% for the quarter ended June 30, 2009, and its lowest quarterly return was -3.31% for the quarter ended June 30, 2013.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.31%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Service Class | Delaware VIP Investment Grade Series | Bloomberg Barclays US Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	(2.51%)	[16]
5 years	rr_AverageAnnualReturnYear05	3.28%	[16]
10 years	rr_AverageAnnualReturnYear10	5.92%	[16]
Service Class | Delaware VIP Investment Grade Series | ICE BofAML US Corporate Master Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dvt_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(2.25%)	[16]
5 years	rr_AverageAnnualReturnYear05	3.34%	[16]
10 years	rr_AverageAnnualReturnYear10	6.10%	[16]
Service Class | Delaware VIP Investment Grade Series | Service
Risk/Return:	dvt_RiskReturn1Abstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual series operating expenses	rr_ExpensesOverAssets	0.96%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[19]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	$ 98
3 years	rr_ExpenseExampleYear03	306
5 year	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	$ 1,178
Annual Return 2009	rr_AnnualReturn2009	20.94%
Annual Return 2010	rr_AnnualReturn2010	9.26%
Annual Return 2011	rr_AnnualReturn2011	6.23%
Annual Return 2012	rr_AnnualReturn2012	11.23%
Annual Return 2013	rr_AnnualReturn2013	(0.80%)
Annual Return 2014	rr_AnnualReturn2014	5.86%
Annual Return 2015	rr_AnnualReturn2015	(0.35%)
Annual Return 2016	rr_AnnualReturn2016	4.65%
Annual Return 2017	rr_AnnualReturn2017	4.72%
Annual Return 2018	rr_AnnualReturn2018	(2.03%)
1 year	rr_AverageAnnualReturnYear01	(2.03%)
5 years	rr_AverageAnnualReturnYear05	2.52%
10 years	rr_AverageAnnualReturnYear10	5.78%

[1]	The Series' investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.90% of the Series' average daily net assets from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[2]	The Series changed its broad-based securities index to the ICE BofAML US High Yield Constrained Index as of Oct. 4, 2019. The Series elected to use the new index because it more closely reflected the Series' investment strategies.
[3]	The Series' investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.83% of the Series' average daily net assets from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[4]	The Series changed its broad-based index to the Russell 1000 Growth Index as of Jan. 31, 2019. The Series elected to use the new index because it more closely reflects the Series' investment strategy.
[5]	The Series' investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.80% of the Series' average daily net assets from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[6]	The Series changed its broad-based securities index to the Russell 1000 Value Index as of Oct. 4, 2019. The Series had previously changed its broad-based securities index to the MSCI USA Value Index as of Jan. 31, 2019. In each case the Series elected to use the new index because it more closely reflects the Series' investment strategies.
[7]	The Series added a broad-based securities index as of Oct. 4, 2019. The Series elected to use the new index because it reflected the Series' investment strategies.
[8]	The Series changed its broad-based securities index to the Russell 1000 Value Index as of Oct. 4, 2019. The Series had previously changed its broad-based securities index to the MSCI USA Value Index as of Jan. 31, 2019. In each case the Series elected to use the new index because it more closely reflects the Series' investment strategies.
[9]	The Series' investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.77% of the Series' average daily net assets from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[10]	The Series changed its broad-based securities index to the Russell 2500 Index as of Oct. 4, 2019. The Series elected to use the new index because it more closely reflected the Series' investment strategies.
[11]	The Series changed its broad-based securities index to the Bloomberg Barclays 1-3 Year US Government/Credit Index as of Jan. 31, 2019. The Series elected to use the new index because it more closely reflects the Series' investment strategies.
[12]	The Series' investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.75% of the Series' average daily net assets from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[13]	The Series changed its broad-based securities index to the Russell 2000 Value Index as of Oct. 4, 2019. The Series had previously changed its broad-based securities index to the MSCI USA Small Cap Value Index as of Jan. 31, 2019. In each case the Series elected to use the new index because it more closely reflects the Series' investment strategies.
[14]	The Series' investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.86% of the Series' average daily net assets from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[15]	As of 12/31/12
[16]	The Series changed its broad-based securities index to the Bloomberg Barclays US Corporate Investment Grade Index as of Oct. 4, 2019. The Series elected to use the new index because it more closely reflected the Series' investment strategies.
[17]	The Series' investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.69% of the Series' average daily net assets from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[18]	The Series' investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 1.16% of the Series' average daily net assets from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.
[19]	The Series' investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.99% of the Series' average daily net assets from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.